Shareholders' equity, net - Dividends declared and paid (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid	$ (5,140)	$ (28,598)	$ (28,420)
Dividend 2019 [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid		(22,098)
Dividend 2019 [Member] | Annual General Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid		(15,240)
Dividend 2019 [Member] | Directors Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid		(6,858)
Dividends 2018 [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid			(22,860)
Dividends 2018 [Member] | Annual General Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid			(7,621)
Dividends 2018 [Member] | Directors Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid			(15,239)
Common shares [member] | Dividend 2019 [Member] | Annual General Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid		$ (16,538)
Dividends paid, ordinary shares per share		$ 0.06
Common shares [member] | Dividend 2019 [Member] | Directors Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid		$ (7,442)
Dividends paid, ordinary shares per share		$ 0.03
Common shares [member] | Dividends 2018 [Member] | Annual General Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid			$ (8,269)
Dividends paid, ordinary shares per share			$ 0.030
Common shares [member] | Dividends 2018 [Member] | Directors Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid			$ (16,538)
Dividends paid, ordinary shares per share			$ 0.060
Treasury shares [member] | Dividend 2019 [Member] | Annual General Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid		$ (1,298)
Treasury shares [member] | Dividend 2019 [Member] | Directors Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid		$ (584)
Treasury shares [member] | Dividends 2018 [Member] | Annual General Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid			$ (648)
Treasury shares [member] | Dividends 2018 [Member] | Directors Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid			$ (1,299)